UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities and Income Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 101.5%

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 48.3%

	Automobiles – 1.1%

43,076	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$34,159,268

	Banks – 8.6%

4,596	Barclays Bank PLC, 144A	10.179%	6/12/21	A–	5,166,396

12,300	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	12,546,000

16,625	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	16,417,188

25,745	Cobank Agricultural Credit Bank	6.250%	N/A (3)	BBB+	25,745,000

9,048	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	BBB+	12,983,880

11,068	KeyCorp	5.000%	N/A (3)	Baa3	10,113,385

9,815	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	11,477,180

3,906	M&T Bank Corporation	6.450%	N/A (3)	Baa2	4,003,650

16,676	M&T Bank Corporation	5.125%	N/A (3)	Baa2	15,800,510

10,462	PNC Financial Services Inc.	6.750%	N/A (3)	Baa2	10,632,008

18,077	PNC Financial Services Inc.	5.000%	N/A (3)	Baa2	16,630,840

13,817	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB–	17,012,181

13,361	SunTrust Banks Inc.	5.050%	N/A (3)	Baa3	11,724,277

15,720	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	14,218,740

23,694	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4)	6.558%	N/A (3)	Baa2	23,545,913

10,420	Wells Fargo & Company	5.900%	N/A (3)	Baa2	9,927,655

42,427	Wells Fargo & Company	5.875%	N/A (3)	Baa2	41,936,968
	Total Banks				259,881,771

	Capital Markets – 2.8%

8,505	Bank of New York Mellon	4.950%	N/A (3)	Baa1	8,292,375

13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	14,298,610

2,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,710,125

39,479	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	38,147,373

19,230	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	17,210,850

3,095	State Street Corporation	5.250%	N/A (3)	Baa1	3,036,969
	Total Capital Markets				83,696,302

	Commercial Services & Supplies – 0.8%

25,381	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	24,619,570

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.9%

15,190	American Express Company	5.200%	N/A (3)	Baa2	$14,962,150

10,187	American Express Company	4.900%	N/A (3)	Baa2	9,754,053

18,749	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	18,057,349

18,230	Discover Financial Services	5.500%	N/A (3)	Ba2	15,146,031
	Total Consumer Finance				57,919,583

	Diversified Financial Services – 10.8%

29,143	Bank of America Corporation	6.500%	N/A (3)	BBB–	29,507,288

32,405	Bank of America Corporation	6.300%	N/A (3)	BBB–	32,912,138

6,045	Bank of America Corporation	6.100%	N/A (3)	BBB–	5,954,325

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,106,707

31,272	Citigroup Inc.	6.125%	N/A (3)	BB+	30,529,290

47,135	Citigroup Inc.	5.875%	N/A (3)	BB+	45,485,275

32,650	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	33,303,000

13,093	Cooperative Rabobank UA, 144A	11.000%	N/A (3)	BBB	13,518,522

62,061	JPMorgan Chase & Company	6.750%	N/A (3)	Baa2	64,124,528

37,510	JPMorgan Chase & Company	5.300%	N/A (3)	Baa2	37,041,125

5,799	JPMorgan Chase & Company (3-Month LIBOR reference rate + 3.470% spread), (4)	5.990%	N/A (3)	Baa2	5,733,761

12,664	Voya Financial Inc.	6.125%	N/A (3)	BB+	12,014,970

9,780	Voya Financial Inc.	5.650%	5/15/53	Baa3	9,191,244
	Total Diversified Financial Services				324,422,173

	Electric Utilities – 1.9%

11,255	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	10,635,975

45,603	Emera, Inc.	6.750%	6/15/76	BBB–	45,690,558
	Total Electric Utilities				56,326,533

	Equity Real Estate Investment Trusts – 1.1%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	33,283,775

	Food & Staples Retailing – 0.3%

8,729	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	9,012,693

	Food Products – 3.3%

14,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	BB+	13,521,250

38,070	Land O’ Lakes Incorporated, 144A	7.250%	N/A (3)	BB	36,927,900

32,710	Land O’ Lakes Incorporated, 144A	8.000%	N/A (3)	BB	34,590,825

14,870	Land O’ Lakes Incorporated, 144A	7.000%	N/A (3)	BB	14,498,250
	Total Food Products				99,538,225

	Industrial Conglomerates – 2.6%

101,224	General Electric Capital Corporation	5.000%	N/A (3)	BBB–	77,436,360

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 10.6%

11,970	Aegon NV	5.500%	4/11/48	Baa1	$10,892,700

24,765	American International Group, Inc.	5.750%	4/01/48	Baa2	21,545,550

40,835	Assurant Inc.	7.000%	3/27/48	BB+	38,793,250

87,265	Assured Guaranty Municipal Holdings Inc., 144A	6.400%	12/15/66	BBB+	85,519,700

3,800	Catlin Insurance Company Limited, 144A (3-Month LIBOR reference rate + 2.975% spread), (4)	5.425%	N/A (3)	A–	3,556,800

4,743	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	4,776,903

12,031	MetLife Inc., 144A	9.250%	4/08/38	BBB	15,159,060

24,455	MetLife Inc.	5.875%	N/A (3)	BBB	23,476,800

25,765	Provident Financing Trust I	7.405%	3/15/38	Baa3	26,409,125

6,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,969,000

4,929	Prudential Financial Inc.	5.625%	6/15/43	BBB+	4,827,118

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	3,173,888

49,943	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa1	53,376,581

21,205	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	21,284,519
	Total Insurance				319,760,994

	Metals & Mining – 0.6%

5,005	BHP Billiton Finance USA Limited, 144A	6.750%	10/19/75	BBB+	5,205,200

11,673	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	BBB+	11,930,623
	Total Metals & Mining				17,135,823

	Multi-Utilities – 1.0%

19,070	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB	18,569,412

13,710	NiSource Inc., 144A	5.650%	N/A (3)	BBB–	12,750,300
	Total Multi-Utilities				31,319,712

	U.S. Agency – 0.9%

18,350	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	20,368,500

6,145	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	6,022,100
	Total U.S. Agency				26,390,600
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,510,581,463)				1,454,903,382

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 31.9%

	Banks – 25.2%

$13,507	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (3)	Baa2	$13,253,744

51,675	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	43,277,813

6,185	Banco Mercantil del Norte, 144A	7.625%	N/A (3)	BB	5,984,049

10,200	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	9,743,550

28,875	Barclays Bank PLC	7.750%	N/A (3)	BB+	27,775,440

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$61,007	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	$61,007,000

49,718	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB–	49,593,705

56,977	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB–	58,543,867

35,013	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	34,967,273

7,750	HSBC Holdings PLC	6.375%	N/A (3)	BBB	7,207,500

24,715	HSBC Holdings PLC	6.375%	N/A (3)	BBB	23,726,400

5,271	ING Groep NV, Reg S	6.875%	N/A (3)	BBB–	5,238,056

18,555	ING Groep NV	6.500%	N/A (3)	BBB–	17,144,820

53,886	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	48,227,970

79,846	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	77,035,421

16,630	Nordea Bank AB, 144A	6.125%	N/A (3)	BBB	15,590,625

22,246	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BB+	23,024,610

28,755	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BB+	28,683,113

7,289	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	BB+	7,216,110

26,740	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	22,735,685

33,615	Societe Generale, 144A	8.000%	N/A (3)	BB+	33,741,056

26,965	Societe Generale, 144A	7.875%	N/A (3)	BB+	26,661,644

9,335	Societe Generale, 144A	7.375%	N/A (3)	BB+	9,089,956

21,684	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	21,358,740

30,453	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	30,529,132

65,368	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	58,046,784
792,260	Total Banks				759,404,063

	Capital Markets – 6.7%

3,640	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	3,594,500

25,730	Credit Suisse Group AG, 144A	7.500%	N/A (3)	Ba2	25,086,750

39,293	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	39,941,334

26,325	Credit Suisse Group AG, 144A	7.250%	N/A (3)	Ba2	24,833,689

15,370	Macquarie Bank Limited, 144A	6.125%	N/A (3)	Ba1	13,122,138

76,955	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (3)	BBB–	78,301,713

17,290	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (3)	BBB–	16,630,369
204,603	Total Capital Markets				201,510,493
$996,863	Total Contingent Capital Securities (cost $1,038,532,486)				960,914,556

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 21.2%

	Banks – 4.3%

178,081	Citigroup Inc.	7.125%		BB+	$4,663,941

501,356	Cobank Agricultural Credit Bank, (6)	6.250%		BBB+	50,135,600

Shares	Description (1)	Coupon	Ratings (2)	Value

	Banks (continued)

132,336	Cobank Agricultural Credit Bank, (6)	6.200%	BBB+	$13,233,600

511,106	Fifth Third Bancorp	6.625%	Baa3	13,222,312

544,036	Huntington BancShares Inc.	6.250%	Baa3	13,502,973

280,000	Huntington BancShares Inc., (6)	5.136%	Baa3	5,924,688

206,560	KeyCorp	6.125%	Baa3	5,333,379

106,023	PNC Financial Services	6.125%	Baa2	2,729,032

904,186	Regions Financial Corporation	6.375%	BB+	22,414,771
	Total Banks			131,160,296

	Capital Markets – 3.1%

36,300	Goldman Sachs Group, Inc.	5.500%	Ba1	878,460

1,027,613	Morgan Stanley	7.125%	BB+	27,098,155

544,709	Morgan Stanley	6.875%	BB+	14,107,963

360,900	Morgan Stanley	6.375%	BB+	9,105,507

1,236,045	Morgan Stanley	5.850%	BB+	30,011,173

230,910	Northern Trust Corporation	5.850%	BBB+	5,728,877

303,157	State Street Corporation	5.350%	Baa1	7,239,389
	Total Capital Markets			94,169,524

	Consumer Finance – 0.7%

808,736	GMAC Capital Trust I	8.425%	B+	20,501,458

	Diversified Financial Services – 1.4%

403,500	AgriBank FCB, (6)	6.875%	BBB+	41,157,000

	Food Products – 2.3%

506,287	CHS Inc.	7.875%	N/R	13,011,576

12,881	CHS Inc.	7.500%	N/R	325,374

1,376,152	CHS Inc.	7.100%	N/R	33,977,193

470,500	CHS Inc.	6.750%	N/R	11,320,230

53,000	Dairy Farmers of America Inc., 144A, (6)	7.875%	BB+	5,260,250

66,700	Dairy Farmers of America Inc., 144A, (6)	7.875%	BB+	7,071,667
	Total Food Products			70,966,290

	Insurance – 5.1%

1,239,023	Aspen Insurance Holdings Limited	5.950%	BBB–	28,039,090

637,415	Aspen Insurance Holdings Limited	5.625%	BBB–	12,799,293

483,905	Axis Capital Holdings Limited	5.500%	BBB	10,132,971

246,761	Delphi Financial Group, Inc., (6)	3.090%	BBB–	5,428,742

546,700	Enstar Group Ltd	7.000%	BB+	12,792,780

1,146,819	Kemper Corporation	7.375%	Ba1	28,876,902

8,746	Maiden Holdings Limited	6.625%	N/R	149,557

570,218	Maiden Holdings NA Limited	7.750%	N/R	13,417,230

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

403,257	PartnerRe Limited	7.250%		BBB	$10,158,044

293,907	Reinsurance Group of America, Inc.	6.200%		BBB+	7,353,553

803,196	Reinsurance Group of America, Inc.	5.750%		BBB+	18,915,266

201,165	Torchmark Corporation	6.125%		BBB+	5,053,265
	Total Insurance				153,116,693

	Mortgage Real Estate Investment Trusts – 0.2%

210,254	Wells Fargo REIT	6.375%		BBB	5,266,863

	Oil, Gas & Consumable Fuels – 1.0%

277,700	NuStar Energy LP	8.500%		B1	5,390,157

290,000	NuStar Energy LP	7.625%		B1	5,222,900

808,295	NuStar Logistics Limited Partnership	9.170%		B+	19,269,753
	Total Oil, Gas & Consumable Fuels				29,882,810

	Thrifts & Mortgage Finance – 1.6%

405,287	Federal Agricultural Mortgage Corporation	6.875%		N/R	10,509,092

400,000	Federal Agricultural Mortgage Corporation	6.000%		N/R	9,468,000

1,290,639	New York Community Bancorp Inc.	6.375%		Ba1	29,452,382
	Total Thrifts & Mortgage Finance				49,429,474

	U.S. Agency – 1.5%

451,610	Farm Credit Bank of Texas, 144A, (6)	6.750%		Baa1	45,161,000
	Total $25 Par (or similar) Retail Preferred (cost $674,364,362)				640,811,408

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.1%

	Insurance – 0.1%

$2,188	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$2,525,673
$2,188	Total Corporate Bonds (cost $2,521,270)				2,525,673
	Total Long-Term Investments (cost $3,225,999,581)				3,059,155,019
	Other Assets Less Liabilities – (1.5)% (7)				(44,412,097)
	Net Assets – 100%				$3,014,742,922

Investments in Derivatives

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$80,000,000	Receive	3-Month LIBOR	2.474%	Semi-Annually	7/13/16	7/13/21	$(217,196)	$(217,196)	$21,582

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$1,454,903,382	$—	$1,454,903,382
Contingent Capital Securities	—	960,914,556	—	960,914,556
$25 Par (or similar) Retail Preferred	467,438,861	173,372,547	—	640,811,408
Corporate Bonds	—	2,525,673	—	2,525,673
Investments in Derivatives:
Interest Rate Swaps*	—	(217,196)	—	(217,196)
Total	$467,438,861	$2,591,498,962	$—	$3,058,937,823
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$3,224,869,450
Gross unrealized:
Appreciation	$32,828,229
Depreciation	(198,542,660)
Net unrealized appreciation (depreciation) of investments	$(165,714,431)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	(217,196)

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Nuveen NWQ Flexible Income Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	CORPORATE BONDS – 57.0%

	Air Freight & Logistics – 1.1%

$11,262	XPO Logistics, Inc., 144A	6.500%	6/15/22	BB	$11,163,458

	Auto Components – 2.4%

8,595	American & Axle Manufacturing Inc.	6.250%	4/01/25	B	7,821,450

5,825	American & Axle Manufacturing Inc.	6.500%	4/01/27	B	5,213,375

11,454	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B+	10,079,520
25,874	Total Auto Components				23,114,345

	Automobiles – 1.6%

3,950	Ford Motor Company	7.450%	7/16/31	BBB	4,075,140

12,305	General Motors Corporation	6.600%	4/01/36	BBB	11,989,074
16,255	Total Automobiles				16,064,214

	Banks – 0.7%

7,225	CIT Group Inc.	6.125%	3/09/28	Ba1	7,188,875

	Beverages – 0.6%

6,585	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	6,114,634

	Building Products – 0.2%

2,853	Jeld-Wen Inc., 144A	4.875%	12/15/27	BB–	2,410,785

	Capital Markets – 1.6%

11,000	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	10,917,500

4,390	Raymond James Financial Inc.	4.950%	7/15/46	BBB+	4,223,189
15,390	Total Capital Markets				15,140,689

	Chemicals – 5.0%

16,135	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	17,748,500

4,965	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	5,163,600

4,425	Olin Corporation	5.000%	2/01/30	BB+	3,877,406

18,914	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	16,530,836

4,994	Univar Inc., 144A	6.750%	7/15/23	B+	4,944,060
49,433	Total Chemicals				48,264,402

	Commercial Services & Supplies – 0.9%

4,775	Iron Mountain Inc.	5.750%	8/15/24	B	4,536,250

4,257	R.R. Donnelley & Sons Company	6.500%	11/15/23	B–	4,203,788
9,032	Total Commercial Services & Supplies				8,740,038

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 1.3%

$5,000	Cisco Systems Inc	3.000%	6/15/22	AA–	$4,996,118

8,050	ViaSat Inc., 144A	5.625%	9/15/25	BB–	7,406,000
13,050	Total Communications Equipment				12,402,118

	Consumer Finance – 2.8%

11,050	Ally Financial Inc.	8.000%	3/15/20	BB+	11,436,750

15,375	Navient Corporation	8.000%	3/25/20	BB	15,622,537
26,425	Total Consumer Finance				27,059,287

	Containers & Packaging – 1.4%

13,199	Sealed Air Corporation, 144A	6.875%	7/15/33	BB+	13,166,003

	Diversified Telecommunication Services – 2.0%

14,525	CenturyLink Inc.	7.650%	3/15/42	BB	11,438,437

7,548	GCI Inc.	6.875%	4/15/25	B+	7,321,560

871	Qwest Corp.	6.875%	9/15/33	BBB–	778,638
22,944	Total Diversified Telecommunication Services				19,538,635

	Electronic Equipment, Instruments & Components – 1.7%

8,540	Itron Inc., 144A	5.000%	1/15/26	BB–	7,814,100

8,825	Tech Data Corporation	4.950%	2/15/27	BBB–	8,287,942
17,365	Total Electronic Equipment, Instruments & Components				16,102,042

	Equity Real Estate Investment Trusts – 1.0%

10,400	Select Income REIT	4.500%	2/01/25	BBB–	9,799,483

	Food & Staples Retailing – 1.5%

8,023	Albertsons Cos LLC / Safeway Inc. / New Albertsons LP / Albertson’s LLC	6.625%	6/15/24	B+	7,441,332

8,955	Rite Aid Corporation, 144A	6.125%	4/01/23	BB	7,074,450
16,978	Total Food & Staples Retailing				14,515,782

	Food Products – 0.8%

9,188	Dean Foods Company, 144A	6.500%	3/15/23	B+	7,350,400

	Health Care Providers & Services – 0.9%

3,760	Encompass Health Corp	5.750%	11/01/24	B+	3,722,400

5,175	HCA Inc	6.500%	2/15/20	BBB–	5,304,375
8,935	Total Health Care Providers & Services				9,026,775

	Hotels, Restaurants & Leisure – 1.1%

10,300	McDonald’s Corporation	4.875%	12/09/45	BBB+	10,414,380

	Household Durables – 0.3%

2,923	Tempur Sealy International, Inc.	5.500%	6/15/26	BB–	2,667,238

	Household Products – 0.0%

385	Resideo Funding Inc., 144A	6.125%	11/01/26	BB+	379,225

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 1.6%

$14,965	Vistra Energy Corporation	7.625%	11/01/24	BB	$15,788,075

	Interactive Media & Services – 0.4%

5,275	Rackspace Hosting Inc., 144A	8.625%	11/15/24	B+	4,114,500

	Machinery – 3.9%

9,506	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	9,577,295

2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	1,865,000

10,875	Dana Financing Luxembourg Sarl, 144A, (WI/DD)	6.500%	6/01/26	BB+	10,426,406

7,675	Stevens Holding Co., Inc., 144A	6.125%	10/01/26	B+	7,559,875

9,370	Terex Corporation, 144A	5.625%	2/01/25	BB	8,725,812
39,426	Total Machinery				38,154,388

	Media – 5.8%

4,961	Altice Financing SA, 144A	7.500%	5/15/26	B+	4,526,913

3,050	Dish DBS Corporation	6.750%	6/01/21	BB	3,018,585

13,900	Dish DBS Corporation	7.750%	7/01/26	BB	11,502,250

4,650	Liberty Interactive LLC	8.500%	7/15/29	BB	4,673,250

6,567	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	6,140,145

24,544	Viacom Inc.	6.875%	4/30/36	BBB	26,363,779
57,672	Total Media				56,224,922

	Metals & Mining – 3.9%

500	AK Steel Corporation	7.500%	7/15/23	BB–	496,250

10,775	AK Steel Corporation	7.000%	3/15/27	B–	8,404,500

5,000	ArcelorMittal	7.000%	10/15/39	BBB–	5,273,196

8,490	First Quantum Minerals Ltd., 144A	7.000%	2/15/21	B	8,150,400

4,800	Southern Copper Corporation	5.875%	4/23/45	BBB+	4,909,786

7,350	United States Steel Corporation	6.875%	8/15/25	BB–	6,725,250

4,175	United States Steel Corporation	6.250%	3/15/26	BB–	3,653,125
41,090	Total Metals & Mining				37,612,507

	Multiline Retail – 1.6%

17,475	Nordstrom, Inc.	5.000%	1/15/44	BBB+	15,080,689

	Oil, Gas & Consumable Fuels – 3.8%

11,974	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	BB–	12,273,350

8,300	EQT Midstream Partners LP	5.500%	7/15/28	BBB–	8,133,668

7,975	EQT Midstream Partners LP	6.500%	7/15/48	BBB–	7,861,079

8,525	Phillips 66	4.650%	11/15/34	A3	8,311,586
36,774	Total Oil, Gas & Consumable Fuels				36,579,683

	Real Estate Management & Development – 1.2%

4,875	Greystar Real Estate Partners, LLC, 144A	5.750%	12/01/25	BB–	4,765,313

7,700	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	7,199,500
12,575	Total Real Estate Management & Development				11,964,813

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.9%

$10,108	XPO CNW, Inc.	6.700%	5/01/34	B+	$8,591,800

	Semiconductors & Semiconductor Equipment – 0.8%

1,875	Qorvo Inc., 144A	5.500%	7/15/26	BB+	1,790,625

6,050	Versum Materials, Inc., 144A	5.500%	9/30/24	BB+	5,989,500
7,925	Total Semiconductors & Semiconductor Equipment				7,780,125

	Specialty Retail – 1.2%

800	Limited Brands Inc.	6.950%	3/01/33	Ba2	624,000

13,806	L Brands, Inc.	6.875%	11/01/35	Ba1	11,530,771
14,606	Total Specialty Retail				12,154,771

	Technology Hardware, Storage & Peripherals – 3.0%

21,100	Hewlett-Packard Enterprise Co.	6.350%	10/15/45	BBB+	19,716,980

11,745	Seagate HDD Cayman	4.875%	6/01/27	Baa3	9,973,006
32,845	Total Technology Hardware, Storage & Peripherals				29,689,986
$586,737	Total Corporate Bonds (cost $598,933,969)				554,359,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.0%

	Automobiles – 0.7%

$3,650	General Motors Financial Company Inc.	6.500%	N/A (5)	BB+	$3,084,250

4,420	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	3,505,060
8,070	Total Automobiles				6,589,310

	Banks – 3.0%

5,100	CIT Group Inc., Series A	5.800%	N/A (5)	Ba3	4,615,500

3,475	Huntington Bancshares Inc./OH	5.700%	N/A (5)	Baa3	3,084,063

3,400	Lloyds Bank PLC, 144A	12.000%	N/A (5)	Baa3	3,975,793

6,198	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	6,298,717

5,925	Wells Fargo & Company	5.875%	N/A (5)	Baa2	5,856,566

4,883	Zions Bancorporation	7.200%	N/A (5)	BB+	5,078,320
28,981	Total Banks				28,908,959

	Capital Markets – 0.5%

5,150	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	4,609,250

	Consumer Finance – 0.5%

5,360	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	5,162,270

	Diversified Financial Services – 4.5%

11,526	Bank of America Corporation	6.500%	N/A (5)	BBB–	11,670,075

3,965	Bank of America Corporation	6.300%	N/A (5)	BBB–	4,027,052

1,325	Citigroup Inc.	5.800%	N/A (5)	BB+	1,288,616

16,855	Citigroup Inc.	6.250%	N/A (5)	BB+	16,142,034

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$10,100	Cobank Agricultural Credit Bank	6.750%	N/A (5)	Baa2	$10,435,825
43,771	Total Diversified Financial Services				43,563,602

	Electric Utilities – 1.6%

15,645	Emera, Inc.	6.750%	6/15/76	BBB–	15,675,038

	Energy Equipment & Services – 0.5%

5,250	Transcanada Trust	5.875%	8/15/76	Baa2	4,938,150

	Food Products – 1.9%

3,400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,298,000

8,967	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	9,482,602

6,275	Land O’ Lakes Incorporated, 144A	7.000%	N/A (5)	BB	6,118,125
18,642	Total Food Products				18,898,727

	Insurance – 0.8%

6,920	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	7,542,800
$137,789	Total $1,000 Par (or similar) Institutional Preferred (cost $146,487,644)				135,888,106

Shares	Description (1)				Value

	COMMON STOCKS – 11.1%

	Airlines – 0.3%

55,300	Delta Air Lines, Inc.				$2,759,470

	Biotechnology – 0.5%

78,000	Gilead Sciences, Inc.				4,878,900

	Capital Markets – 0.4%

275,884	Ares Capital Corporation, (3)				4,298,273

	Chemicals – 0.5%

87,000	DowDuPont, Inc.				4,652,760

	Consumer Finance – 0.3%

104,200	Synchrony Financial				2,444,532

	Electric Utilities – 2.3%

167,364	Evergy Inc.				9,501,254

337,700	FirstEnergy Corp.				12,680,635
	Total Electric Utilities				22,181,889

	Equity Real Estate Investment Trusts – 1.5%

108,300	Apartment Investment & Management Company, Class A				4,752,204

364,700	MGM Growth Properties LLC				9,631,727
	Total Equity Real Estate Investment Trusts				14,383,931

	Industrial Conglomerates – 0.5%

86,600	Siemens AG, Sponsored ADR, (4)				4,856,528

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Shares	Description (1)			Value

	Insurance – 0.5%

67,600	American International Group, Inc.			$2,664,116

58,050	CNA Financial Corporation			2,562,908
	Total Insurance			5,227,024

	Oil, Gas & Consumable Fuels – 1.1%

298,200	Enterprise Products Partnership LP			7,332,738

103,500	EQT Corp.			1,955,115

82,800	Equitrans Midstream Corporation			1,657,656
	Total Oil, Gas & Consumable Fuels			10,945,509

	Pharmaceuticals – 1.7%

194,000	AstraZeneca PLC, Sponsored ADR			7,368,120

251,500	GlaxoSmithKline PLC, Sponsored ADR			9,609,815
	Total Pharmaceuticals			16,977,935

	Semiconductors & Semiconductor Equipment – 0.8%

604,700	Cypress Semiconductor Corp.			7,691,784

	Software – 0.3%

54,400	Oracle Corporation			2,456,160

	Specialty Retail – 0.4%

806,200	Kingfisher plc, Sponsored ADR, (4)			4,208,364
	Total Common Stocks (cost $113,966,065)			107,963,059

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 8.5%

	Banks – 0.9%

115,254	Citigroup Inc.	7.125%	BB+	$3,018,502

30,143	FNB Corporation	7.250%	Ba2	781,608

212,390	Huntington BancShares Inc.	6.250%	Baa3	5,271,520
	Total Banks			9,071,630

	Capital Markets – 1.4%

361,823	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	8,567,969

160,481	Morgan Stanley	7.125%	BB+	4,231,884

30,738	Morgan Stanley	6.375%	BB+	775,520
	Total Capital Markets			13,575,373

	Consumer Finance – 1.2%

42,331	Capital One Financial Corporation	6.700%	Baa3	1,073,091

422,089	GMAC Capital Trust I, (3)	8.425%	B+	10,699,956
	Total Consumer Finance			11,773,047

	Equity Real Estate Investment Trusts – 1.4%

66,003	Digital Realty Trust Inc.	7.375%	Baa3	1,663,936

120,884	Digital Realty Trust Inc.	6.625%	Baa3	3,201,008

Shares	Description (1)	Coupon		Ratings (2)	Value

	Equity Real Estate Investment Trusts (continued)

160,775	National Storage Affiliates Trust, Preferred Stock	6.000%		N/R	$3,609,399

206,287	VEREIT, Inc.	6.700%		BB	4,880,750
	Total Equity Real Estate Investment Trusts				13,355,093

	Food Products – 1.6%

63,115	CHS Inc.	7.875%		N/R	1,622,055

195,213	CHS Inc.	7.100%		N/R	4,819,809

374,432	CHS Inc.	6.750%		N/R	9,008,834
	Total Food Products				15,450,698

	Insurance – 1.1%

63,718	Argo Group US Inc.	6.500%		BBB–	1,589,127

208,100	Enstar Group Ltd.	7.000%		BB+	4,869,540

78,477	Kemper Corporation	7.375%		Ba1	1,976,051

110,414	National General Holding Company	7.625%		N/R	2,495,356
	Total Insurance				10,930,074

	Wireless Telecommunication Services – 0.9%

365,936	United States Cellular Corporation	7.250%		Ba1	8,617,793
	Total $25 Par (or similar) Retail Preferred (cost $86,969,255)				82,773,708

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 4.6%

	Banks – 1.2%

2,700	Bank of America Corporation	7.250%		BBB–	$3,381,750

6,868	Wells Fargo & Company	7.500%		Baa2	8,667,210
	Total Banks				12,048,960

	Electric Utilities – 1.1%

179,300	NextEra Energy Inc.	6.123%		BBB	10,334,852

	Independent Power & Renewable Electricity Producers – 0.8%

82,000	Vistra Energy Corporation	7.000%		N/R	7,479,220

	Multi-Utilities – 1.5%

156,300	Sempra Energy	6.750%		N/R	15,073,572
	Total Convertible Preferred Securities (cost $45,763,702)				44,936,604

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.7%

	Media – 1.2%

$17,898	Liberty Media Corporation	4.000%	11/15/29	BB	$12,058,893

	Wireless Telecommunication Services – 0.5%

7,160	Liberty Media Corporation	3.750%	2/15/30	BB	4,725,908
$25,058	Total Convertible Bonds (cost $17,380,188)				16,784,801

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value

	STRUCTURED NOTES – 1.4%

56,750	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap of 113.00% of Issue Price), 144A	10.000%	$209.2547	$236.4578	1/23/19	$13,295,957
	Total Structured Notes (cost $11,904,242)					13,295,957
	Total Long-Term Investments (cost $1,021,405,065)					956,001,302

Principal Amount (000)	Description (1)		Coupon		Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8%

	REPURCHASE AGREEMENTS – 0.8%

$8,283	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/18, repurchase price $8,283,879, collateralized by $7,565,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $8,453,933		1.200%		1/02/19	$8,283,327
	Total Short-Term Investments (cost $8,283,327)					8,283,327
	Total Investments (cost $1,029,688,392) – 99.1%					964,284,629
	Other Assets Less Liabilities – 0.9%					8,438,256
	Net Assets – 100%					$972,722,885

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$554,359,067	$—	$554,359,067
$1,000 Par (or similar) Institutional Preferred	—	135,888,106	—	135,888,106
Common Stocks	98,898,167	9,064,892	—	107,963,059
$25 Par (or similar) Retail Preferred	82,773,708	—	—	82,773,708
Convertible Preferred Securities	44,936,604	—	—	44,936,604
Convertible Bonds	—	16,784,801	—	16,784,801
Structured Notes	—	13,295,957	—	13,295,957
Short-Term Investments:
Repurchase Agreements	—	8,283,327	—	8,283,327
Total	$226,608,479	$737,676,150	$—	$964,284,629

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

Tax cost of investments	$1,039,153,283
Gross unrealized:
Appreciation	$6,996,784
Depreciation	(81,865,438)
Net unrealized appreciation (depreciation) of investments	$(74,868,654)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments     December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 97.6%

	REPURCHASE AGREEMENTS – 9.4%

$360	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/18, repurchase price $360,222, collateralized by $370,000 U.S. Treasury Bonds, 3.000%, due 2/15/47, value $371,507	1.200%	1/02/19	N/A	$360,198

8,925	Repurchase Agreement with State Street Bank, dated 12/31/18, repurchase price $8,925,155, collateralized by $9,170,000 U.S. Treasury Notes, 2.000%, due 8/31/21, value $9,104,994, (3)	0.050%	1/02/19	N/A	8,925,130
$9,285	Total Repurchase Agreements (cost $9,285,328)				9,285,328

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 88.2%

4,000	Federal Home Loan Bank Bonds	1.875%	3/08/19	Aaa	3,995,468

5,905	Federal Home Loan Bank Bonds	5.375%	5/15/19	Aaa	5,961,995

6,750	Federal Home Loan Bank Bonds	1.750%	5/30/19	Aaa	6,726,780

5,200	Federal Home Loan Bank Bonds	0.875%	7/19/19	Aaa	5,148,993

3,150	Federal Home Loan Bank Bonds	1.000%	9/26/19	Aaa	3,109,979

3,380	Federal Home Loan Bank Bonds	1.250%	10/02/19	Aaa	3,343,679

4,000	Federal National Mortgage Association	1.375%	1/28/19	Aaa	3,996,720

1,250	Federal National Mortgage Association	1.875%	2/19/19	Aaa	1,248,949

3,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	2,993,100

3,500	Federal National Mortgage Association	0.875%	8/02/19	Aaa	3,462,942

5,300	U.S. Treasury Bills (3), (4)	0.000%	3/14/19	F1+	5,274,618

2,925	U.S. Treasury Notes	1.125%	1/15/19	Aaa	2,923,795

4,050	U.S. Treasury Notes	1.250%	1/31/19	Aaa	4,046,520

3,830	U.S. Treasury Notes	0.750%	2/15/19	Aaa	3,822,572

4,500	U.S. Treasury Notes	1.500%	3/31/19	Aaa	4,489,840

3,775	U.S. Treasury Notes	0.875%	4/15/19	Aaa	3,758,412

4,725	U.S. Treasury Notes	1.250%	4/30/19	Aaa	4,705,580

3,000	U.S. Treasury Notes	1.250%	5/31/19	Aaa	2,984,648

1,500	U.S. Treasury Notes	0.875%	6/15/19	Aaa	1,489,043

4,425	U.S. Treasury Notes	1.000%	8/31/19	Aaa	4,377,984

2,200	U.S. Treasury Notes	0.875%	9/15/19	Aaa	2,172,844

4,350	U.S. Treasury Notes	1.000%	11/15/19	Aaa	4,288,828

2,500	U.S. Treasury Notes	1.375%	12/15/19	Aaa	2,470,215
$87,215	Total U.S. Government and Agency Obligations (cost $86,844,570)				86,793,504
	Total Short-Term Investments (cost $96,129,898)				96,078,832
	Other Assets Less Liabilities – 2.4% (5)				2,321,871
	Net Assets – 100%				$98,400,703

Investments in Derivatives (6)

Futures Contracts

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	137	March 2019	$10,088,921	$7,370,600	$(2,718,321)	$80,830

	ICE Brent Crude Oil Futures Contract	Long	21	May 2019	1,626,502	1,140,510	(485,992)	11,550

	NYMEX WTI Crude Oil Futures Contract	Long	143	March 2019	7,441,604	6,537,960	(903,644)	17,160

	NYMEX WTI Crude Oil Futures Contract	Long	26	May 2019	1,348,624	1,209,260	(139,364)	6,240
	Total Crude Oil		327		20,505,651	16,258,330	(4,247,321)	115,780

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	50	March 2019	3,166,346	2,558,750	(607,596)	81,250

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	27	March 2019	2,341,341	1,893,667	(447,674)	21,546

	NYMEX NY Harbor ULSD Futures Contract	Long	4	May 2019	383,019	278,023	(104,996)	2,604
	Total Heating Oil		31		2,724,360	2,171,690	(552,670)	24,150

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	258	March 2019	9,144,901	7,355,580	(1,789,321)	(766,260)

	NYMEX Natural Gas Futures Contract	Long	44	April 2019	1,223,702	1,180,520	(43,182)	(59,400)
	Total Natural Gas		302		10,368,603	8,536,100	(1,832,503)	(825,660)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	55	March 2019	3,657,226	3,030,720	(626,506)	5,544
	Total Energy		765		40,422,186	32,555,590	(7,866,596)	(598,936)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	132	January 2019	6,766,520	6,015,075	(751,445)	6,600

	LME Primary Aluminum Futures Contract	Short	(132)	January 2019	(6,341,238)	(6,015,075)	326,163	(6,600)

	LME Primary Aluminum Futures Contract	Long	121	March 2019	5,872,070	5,590,200	(281,870)	4,538

	LME Primary Aluminum Futures Contract	Short	(34)	March 2019	(1,629,506)	(1,570,800)	58,706	(1,275)

	LME Primary Aluminum Futures Contract	Long	24	May 2019	1,163,850	1,112,700	(51,150)	300

	LME Primary Aluminum Futures Contract	Short	(3)	May 2019	(141,994)	(139,088)	2,906	(38)
	Total Aluminum		108		5,689,702	4,993,012	(696,690)	3,525

	Copper

	CEC Copper Futures Contract	Long	4	March 2019	272,345	263,100	(9,245)	(5,050)

	CEC Copper Futures Contract	Long	14	May 2019	975,757	922,950	(52,807)	(17,325)

	CEC Copper Futures Contract	Long	17	July 2019	1,186,592	1,122,425	(64,167)	(19,975)

	LME Copper Futures Contract	Long	53	January 2019	8,315,213	7,897,663	(417,550)	(46,375)

	LME Copper Futures Contract	Short	(53)	January 2019	(8,123,075)	(7,897,663)	225,412	46,375

	LME Copper Futures Contract	Long	46	March 2019	7,050,214	6,865,213	(185,001)	(37,088)

	LME Copper Futures Contract	Short	(20)	March 2019	(3,092,819)	(2,984,875)	107,944	16,125

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Copper (continued)

	LME Copper Futures Contract	Long	17	May 2019	$2,634,550	$2,534,594	$(99,956)	$(14,344)

	LME Copper Futures Contract	Short	(2)	May 2019	(302,938)	(298,188)	4,750	1,688
	Total Copper		76		8,915,839	8,425,219	(490,620)	(75,969)

	Lead

	LME Lead Futures Contract	Long	27	January 2019	1,366,764	1,360,800	(5,964)	(29,700)

	LME Lead Futures Contract	Short	(27)	January 2019	(1,340,900)	(1,360,800)	(19,900)	29,700

	LME Lead Futures Contract	Long	21	March 2019	1,024,569	1,061,550	36,981	(22,575)

	LME Lead Futures Contract	Short	(7)	March 2019	(349,081)	(353,850)	(4,769)	7,525

	LME Lead Futures Contract	Long	5	May 2019	250,375	252,875	2,500	(5,000)
	Total Lead		19		951,727	960,575	8,848	(20,050)

	Nickel

	LME Nickel Futures Contract	Long	27	January 2019	2,089,458	1,720,845	(368,613)	(7,209)

	LME Nickel Futures Contract	Short	(27)	January 2019	(1,811,400)	(1,720,845)	90,555	7,209

	LME Nickel Futures Contract	Long	29	March 2019	1,944,180	1,858,581	(85,599)	(7,221)

	LME Nickel Futures Contract	Short	(4)	March 2019	(261,840)	(256,356)	5,484	996
	Total Nickel		25		1,960,398	1,602,225	(358,173)	(6,225)

	Zinc

	LME Zinc Futures Contract	Long	41	January 2019	2,693,330	2,544,563	(148,767)	26,138

	LME Zinc Futures Contract	Short	(41)	January 2019	(2,584,313)	(2,544,563)	39,750	(26,138)

	LME Zinc Futures Contract	Long	40	March 2019	2,508,113	2,470,500	(37,613)	26,500

	LME Zinc Futures Contract	Short	(12)	March 2019	(751,625)	(741,150)	10,475	(7,950)

	LME Zinc Futures Contract	Long	8	May 2019	498,250	491,600	(6,650)	5,700

	LME Zinc Futures Contract	Short	(1)	May 2019	(60,738)	(61,450)	(712)	(713)
	Total Zinc		35		2,303,017	2,159,500	(143,517)	23,537
	Total Industrial Metals		263		19,820,683	18,140,531	(1,680,152)	(75,182)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	156	March 2019	2,982,482	2,925,000	(57,482)	(3,900)

	CBOT Corn Futures Contract	Long	41	May 2019	779,765	785,150	5,385	(513)

	CBOT Corn Futures Contract	Long	41	July 2019	815,875	801,038	(14,837)	513
	Total Corn		238		4,578,122	4,511,188	(66,934)	(3,900)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	68	March 2019	2,137,872	2,107,320	(30,552)	(21,080)

	CBOT Soybean Meal Futures Contract	Long	14	May 2019	451,979	438,620	(13,359)	(4,200)
	Total Soybean Meal		82		2,589,851	2,545,940	(43,911)	(25,280)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Agriculturals (continued)	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	55	March 2019	$953,058	$919,050	$(34,008)	$330

	CBOT Soybean Oil Futures Contracts	Long	15	May 2019	264,101	253,080	(11,021)	180
	Total Soybean Oil		70		1,217,159	1,172,130	(45,029)	510

	Soybeans

	CBOT Soybean Futures Contracts	Long	121	March 2019	5,639,131	5,414,750	(224,381)	(3,025)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	27	March 2019	693,835	659,812	(34,023)	(9,787)

	CBOT KC HRW Wheat Futures Contract	Long	2	May 2019	51,288	50,075	(1,213)	(725)

	CBOT KC HRW Wheat Futures Contract	Long	8	July 2019	213,575	205,000	(8,575)	(2,900)

	CBOT Wheat Futures Contract	Long	26	March 2019	676,683	654,225	(22,458)	(10,725)

	CBOT Wheat Futures Contract	Long	31	May 2019	805,342	791,275	(14,067)	(12,788)

	CBOT Wheat Futures Contract	Long	46	July 2019	1,215,215	1,192,550	(22,665)	(17,825)

	MGEX Red Spring Wheat Futures Contract	Long	3	March 2019	88,436	82,350	(6,086)	(225)

	MGEX Red Spring Wheat Futures Contract	Long	4	May 2019	116,524	110,850	(5,674)	(300)
	Total Wheat		147		3,860,898	3,746,137	(114,761)	(55,275)
	Total Agriculturals		658		17,885,161	17,390,145	(495,016)	(86,970)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	87	February 2019	10,705,784	11,147,310	441,526	(14,790)

	Palladium

	NYMEX Palladium Futures Contract	Long	7	March 2019	828,505	838,040	9,535	9,660

	Platinum

	NYMEX Platinum Futures Contract	Long	18	April 2019	722,871	720,540	(2,331)	3,780

	Silver

	CEC Silver Futures Contract	Long	35	March 2019	2,520,390	2,719,500	199,110	18,200
	Total Precious Metals		147		14,777,550	15,425,390	647,840	16,850

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	39	March 2019	883,326	942,240	58,914	3,120

	Coffee

	ICE Coffee C Futures Contract	Long	35	March 2019	1,507,465	1,336,781	(170,684)	11,813

	LIFFE Coffee Robusta Futures Contract	Long	24	March 2019	366,480	366,000	(480)	(720)
	Total Coffee		59		1,873,945	1,702,781	(171,164)	11,093

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	44	March 2019	1,722,783	1,588,400	(134,383)	220

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Investments in Derivatives (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Foods & Fibers (continued)	Sugar

	ICE Sugar 11 Futures Contract	Long	82	March 2019	$1,103,541	$1,104,835	$1,294	$(33,062)

	ICE Sugar 11 Futures Contract	Long	22	May 2019	342,744	298,144	(44,600)	(8,377)

	ICE Sugar 11 Futures Contract	Long	46	July 2019	713,754	630,605	(83,149)	(15,971)

	ICE White Sugar Futures Contract	Long	14	March 2019	234,759	232,750	(2,009)	(4,550)
	Total Sugar		164		2,394,798	2,266,334	(128,464)	(61,960)
	Total Foods & Fibers		306		6,874,852	6,499,755	(375,097)	(47,527)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	29	March 2019	2,116,857	2,127,875	11,018	(1,813)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	63	February 2019	1,545,270	1,536,570	(8,700)	8,190

	CME Lean Hogs Futures Contract	Long	15	April 2019	432,629	402,450	(30,179)	3,450
	Total Lean Hogs		78		1,977,899	1,939,020	(38,879)	11,640

	Live Cattle

	CME Live Cattle Futures Contract	Long	82	February 2019	3,882,732	4,063,100	180,368	(9,840)

	CME Live Cattle Futures Contract	Long	65	April 2019	3,207,002	3,282,500	75,498	(3,900)
	Total Live Cattle		147		7,089,734	7,345,600	255,866	(13,740)
	Total Livestock		254		11,184,490	11,412,495	228,005	(3,913)
	Total Futures Contracts		2,393		$110,964,922	$101,423,906	$(9,541,016)	$(795,678)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit speeds, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$9,285,328	$—	$9,285,328
U.S. Government and Agency Obligations	—	86,793,504	—	86,793,504
Investments in Derivatives:
Futures Contracts*	(9,541,016)	—	—	(9,541,016)
Total	$(9,541,016)	$96,078,832	$—	$86,537,816
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$96,129,898
Gross unrealized:
Appreciation	4,198
Depreciation	(55,264)
Net unrealized appreciation (depreciation) of investments	$(51,066)

Tax cost of futures contracts	$(9,541,016)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(6)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(7)

The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(8)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

N/A	Not applicable

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Gresham Managed Futures Strategy Fund

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 90.2%

	REPURCHASE AGREMENTS – 10.8%

$860	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/18, repurchase price $860,132, collateralized by $825,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $878,660	1.200%	1/02/19	N/A	$860,075

1,857	Repurchase Agreement with State Street Bank, dated 12/31/18, repurchase price $1,856,553, collateralized by $1,910,000 U.S. Treasury Notes, 2.000%, due 8/31/21, value $1,896,460, (3)	0.050%	1/02/19	N/A	1,856,548
$2,717	Total Repurchase Agreements (cost $2,716,623)				2,716,623

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS—79.4%

10,000	U.S. Treasury Bills	0.000%	1/03/19	Aaa	9,999,366

10,000	U.S. Treasury Bills	0.000%	3/28/19	Aaa	9,942,915
$20,000	Total U.S. Government and Agency Obligations (cost $19,943,834)				19,942,281
	Total Short-Term Investments (cost $22,660,457)				22,658,904
	Other Assets Less Liabilities – 9.8% (4)				2,461,365
	Net Assets – 100%				$25,120,269

Investments in Derivatives

Futures Contracts

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	Australian Dollar

	SFE 3-Year Australian Bond Future	Long	150	March 2019	$11,828,313	$11,855,521	$27,208	$10,678

	SFE 10-Year Australian Bond Future	Long	24	March 2019	2,225,673	2,242,790	17,117	7,980

	SFE S&P ASX Share Price Index 200 Future	Short	(2)	March 2019	(194,927)	(195,844)	(917)	1,620
	Total Australian Dollar		172		13,859,059	13,902,467	43,408	20,278

	Canadian Dollar

	Montreal Exchange 10 Year Canadian Bond Future	Long	18	March 2019	1,792,299	1,803,296	10,997	(961)

	Montreal Exchange S&P/TSX 60 Index Future	Short	(4)	March 2019	(509,971)	(502,373)	7,598	(2,984)
	Total Canadian Dollar		14		1,282,328	1,300,923	18,595	(3,945)

	Euro

	EUX 5 Year Euro BOBL Future	Long	92	March 2019	13,935,565	13,968,796	33,231	26

	EUX 10 Year Euro BUND Future	Long	15	March 2019	2,793,309	2,810,639	17,330	20

	EUX 30 Year Euro BUXL Future	Long	12	March 2019	2,444,860	2,483,343	38,483	44

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Fixed Income Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	Euro (continued)

	EUX Euro-BTP Italian Bond Futures	Long	8	March 2019	$1,141,978	$1,171,598	$29,620	$34

	EUX Euro-Schatz 2-Year Futures	Long	370	March 2019	47,435,862	47,454,430	18,568	15

	EUX French Government Bond Futures	Long	36	March 2019	6,228,748	6,220,046	(8,702)	(56)

	EUX Short term Euro-BTP Futures	Long	58	March 2019	7,312,148	7,357,729	45,581	97

	ICE 3-Month Euro Euribor Future	Long	430	December 2019	123,391,476	123,476,010	84,534	96
	Total Euro		1,021		204,683,946	204,942,591	258,645	276

	Pound Sterling

	ICE Long Gilt Future	Long	9	March 2019	1,407,207	1,412,932	5,725	(1,465)

	Japanese Yen

	OSE Japanese 10 Year Bond Futures	Long	19	March 2019	26,305,762	26,432,371	126,609	678

	U.S. Dollar

	CBOE Volatility Index Future	Long	6	January 2019	129,232	145,050	15,818	(6,900)

	CBOT E-mini Dow Futures Contract	Long	1	March 2019	122,943	116,340	(6,603)	1,165

	CBOT Fed Fund Future	Short	(97)	December 2019	(39,377,065)	(39,451,844)	(74,779)	(4,042)

	CBOT U.S. Treasury 2-Year Note	Short	(33)	March 2019	(6,963,467)	(7,006,312)	(42,845)	(4,641)

	CBOT U.S. Treasury 5-Year Note	Long	5	March 2019	572,117	573,438	1,321	1,328

	CBOT U.S. Treasury 10-Year Note	Long	8	March 2019	970,575	976,125	5,550	3,000

	CBOT U.S Treasury Long Bond	Long	4	March 2019	580,444	584,000	3,556	1,688

	CBOT U.S. Treasury Ultra Bond	Long	3	March 2019	481,724	481,969	245	1,563

	CBOT U.S. Treasury Ultra 10-Year Note	Long	4	March 2019	517,960	520,313	2,353	1,781

	CME 3-Month Eurodollar Future	Short	(77)	December 2019	(18,661,174)	(18,739,875)	(78,701)	(1,925)

	CME Mexican Peso Currency Future	Long	2	March 2019	50,275	50,260	(15)	1,700

	CME New Zealand Dollar Currency Future	Long	3	March 2019	207,047	201,600	(5,447)	90

	ICE Dollar Index	Long	15	March 2019	1,449,870	1,436,025	(13,845)	(3,450)

	SGX INR/USD Future	Long	13	January 2019	370,404	372,060	1,656	1,404
	Total U.S. Dollar		(143)		(59,549,115)	(59,740,851)	(191,736)	(7,239)
	Total Fixed Income Futures Contracts		1,092		$187,989,187	$188,250,433	$261,246	$8,583
	Aggregate Long Fixed Income Futures Contracts		1,305		253,695,791
	Aggregate Short Fixed Income Futures Contracts		(213)		(65,706,604)

Investments in Derivatives (continued)

Futures Contracts (continued):

Currency	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	Pound Sterling

	CME Euro FX/British Pound Cross Rate Currency Futures Contract	Long	15	March 2019	$2,162,101	$2,153,038	$(9,063)	$(7,494)

	ICE 90 Day Sterling Futures Contract	Long	14	December 2019	2,205,752	2,205,791	39	(277)
	Total Pound Sterling		29		4,367,853	4,358,829	(9,024)	(7,771)

	Japanese Yen

	CME Euro FX/Japanese Yen Cross Rate Currency Futures Contract	Short	(18)	March 2019	(2,623,512)	(2,579,171)	44,341	15,155

	Swiss Franc

	ICE 3-Month Euroswiss Futures Contract	Long	481	December 2019	123,079,231	123,137,272	58,041	(12,315)

	CME Euro FX/Swiss Francs Cross Rate Currency Futures Contract	Short	(34)	March 2019	(4,850,517)	(4,863,567)	(13,050)	9,490
	Total Swiss Franc		447		118,228,714	118,273,705	44,991	(2,825)

	U.S. Dollar

	CME Australian Dollar Currency Futures Contract	Short	(12)	March 2019	(852,779)	(846,240)	6,539	260

	CME Brazilian Real Currency Futures Contract	Short	(66)	February 2019	(1,684,629)	(1,703,130)	(18,501)	(5,280)

	CME British Pound Currency Futures Contract	Short	(17)	March 2019	(1,344,403)	(1,358,938)	(14,535)	(5,313)

	CME Canadian Dollar Currency Futures Contract	Short	(39)	March 2019	(2,908,952)	(2,866,890)	42,062	(2,730)

	CME Euro Currency Futures Contract	Short	(11)	March 2019	(1,582,100)	(1,584,344)	(2,244)	(963)

	CME Japanese Yen Currency Futures Contract	Short	(13)	March 2019	(1,448,089)	(1,490,288)	(42,199)	(9,831)

	CME Swiss Franc Currency Futures Contract	Short	(9)	March 2019	(1,146,748)	(1,152,450)	(5,702)	(2,925)
	Total U.S. Dollar		(167)		(10,967,700)	(11,002,280)	(34,580)	(26,782)
	Total Currency Futures Contracts		291		$109,005,355	$109,051,083	$45,728	$(22,223)
	Aggregate Long Currency Futures Contracts		510		127,447,084
	Aggregate Short Currency Futures Contracts		(219)		(18,441,729)

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	Euro

	EOE Amsterdam Index Future	Short	(1)	January 2019	$(113,691)	$(111,761)	$1,930	$(852)

	EOP CAC 40 Index Future	Short	(3)	January 2019	(164,125)	(162,530)	1,595	(1,801)

	EUX DAX Index Future	Short	(1)	March 2019	(306,830)	(302,521)	4,309	5

	EUX EURO STOXX Banks Index Future	Short	(6)	March 2019	(208,204)	(204,448)	3,756	39

	EUX MDAX Index Future	Short	(1)	March 2019	(124,977)	(123,248)	1,729	2

	EUX MSCI Europe Future	Short	(8)	March 2019	(179,354)	(176,354)	3,000	3

	EUX STOXX 600 Banks Index Future	Short	(67)	March 2019	(515,766)	(500,893)	14,873	17

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	Euro (continued)

	EUX STOXX Europe 600 Futures	Short	(9)	March 2019	$(175,103)	$(172,103)	$3,000	$3

	MIL FTSE/MIB Index Future	Short	(4)	March 2019	(426,098)	(417,190)	8,908	10
	Total Euro		(100)		(2,214,148)	(2,171,048)	43,100	(2,574)

	Japanese Yen

	CME Nikkei 225 Yen Index Future	Short	(1)	March 2019	(91,761)	(90,393)	1,368	461

	OSE TOPIX Index Future	Short	(2)	March 2019	(290,852)	(272,524)	18,328	98
	Total Japanese Yen		(3)		(382,613)	(362,917)	19,696	559

	Mexican Peso

	MDX Mexican Bolsa Index Future	Short	(10)	March 2019	(209,557)	(212,592)	(3,035)	(250)

	Pound Sterling

	ICE FTSE 100 Index Future	Short	(3)	March 2019	(255,784)	(254,627)	1,157	233

	ICE FTSE 250 Index Future	Short	(4)	March 2019	(177,232)	(178,046)	(814)	(704)
	Total Pound Sterling		(7)		(433,016)	(432,673)	343	(471)

	Swedish Krona

	OMX Stockholm OMXS30 Index Future	Short	(15)	January 2019	(244,574)	(238,338)	6,236	74

	Singapore Dollar

	SGX MSCI Singapore Index Future	Short	(8)	January 2019	(197,096)	(200,565)	(3,469)	80

	South African Rand

	SAFEX FTSE/JSE Top 40 Index Future	Short	(8)	March 2019	(253,668)	(261,660)	(7,992)	(853)

	Swiss Franc

	EUX Swiss Market New Index Future	Short	(1)	March 2019	(85,846)	(84,546)	1,300	1

	Thailand Baht

	TFEX SET50 Index Future	Short	(56)	March 2019	(362,623)	(358,772)	3,851	—

	U.S. Dollar

	CME E-mini Russell 2000 Index Futures	Short	(3)	March 2019	(218,949)	(202,350)	16,599	(1,215)

	CME S&P MidCap 400 E-mini Future	Short	(1)	March 2019	(176,172)	(166,220)	9,952	(1,630)

	CME Nasdaq 100 E-mini Future	Short	(1)	March 2019	(119,793)	(126,665)	(6,872)	(800)

	CME Nikkei 225 Index Future	Short	(2)	March 2019	(205,193)	(198,600)	6,593	1,275

	CME S&P 500 Index E-mini Future	Short	(1)	March 2019	(124,410)	(125,260)	(850)	(847)

	ICE MSCI EAFE Index Future	Short	(5)	March 2019	(439,691)	(429,000)	10,691	(200)

	NYSE LIFFE US mini MSCI Emerging Markets (EM) Index Futures	Short	(7)	March 2019	(342,072)	(338,380)	3,692	1,225

	SGX FTSE China A50 Index Future	Short	(22)	January 2019	(227,695)	(229,075)	(1,380)	(1,595)

Investments in Derivatives (continued)

Futures Contracts (continued):

Equity Group	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

	U.S. Dollar (continued)

	SGX MSCI Taiwan Index Future	Short	(7)	January 2019	$(247,092)	$(251,580)	$(4,488)	$(2,030)
	Total U.S. Dollar		(49)		(2,101,067)	(2,067,130)	33,937	(5,817)
	Total Equity Futures Contracts		(257)		$(6,484,208)	$(6,390,241)	$93,967	$(9,251)
	Aggregate Long Equity Futures Contracts		—		—
	Aggregate Short Equity Futures Contracts		(257)		(6,484,208)

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Short	(8)	March 2019	$(453,210)	$(430,400)	$22,810	$(4,720)

	ICE WTI Crude Oil Futures Contract	Short	(2)	February 2019	(106,490)	(90,820)	15,670	(160)

	NYMEX WTI Crude Oil Futures Contract	Short	(3)	February 2019	(161,330)	(136,230)	25,100	(240)
	Total Crude Oil		(13)		(721,030)	(657,450)	63,580	(5,120)

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Short	(10)	February 2019	(536,175)	(511,250)	24,925	(17,000)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Short	(2)	February 2019	(154,165)	(141,069)	13,096	(1,596)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	15	February 2019	617,924	441,000	(176,924)	(54,450)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Short	(2)	February 2019	(114,101)	(109,376)	4,725	(59)
	Total Energy		(12)		(907,547)	(978,145)	(70,598)	(78,225)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contracts	Long	6	January 2019	276,831	273,413	(3,418)	50

	LME Primary Aluminum Futures Contracts	Short	(6)	January 2019	(288,919)	(273,413)	15,506	(300)

	LME Primary Aluminum Futures Contracts	Short	(5)	February 2019	(229,500)	(229,531)	(31)	(31)
	Total Aluminum		(5)		(241,588)	(229,531)	12,057	(281)

	Copper

	CEC Copper Futures Contract	Short	(3)	March 2019	(204,762)	(197,325)	7,437	3,788

	LME Copper Futures Contract	Long	1	January 2019	149,013	149,013	—	—

	LME Copper Futures Contract	Short	(1)	January 2019	(154,244)	(149,013)	5,231	875

	LME Copper Futures Contract	Short	(1)	February 2019	(149,188)	(149,194)	(6)	(6)
	Total Copper		(4)		(359,181)	(346,519)	12,662	4,657

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Lead

	LME Lead Futures Contract	Long	2	January 2019	$101,906	$100,800	$(1,106)	$(1,100)

	LME Lead Futures Contract	Short	(2)	January 2019	(98,237)	(100,800)	(2,563)	2,200

	LME Lead Futures Contract	Short	(1)	February 2019	(50,544)	(50,550)	(6)	(6)
	Total Lead		(1)		(46,875)	(50,550)	(3,675)	1,094

	Nickel

	LME Nickel Futures Contract	Long	7	January 2019	449,580	446,145	(3,435)	(267)

	LME Nickel Futures Contract	Short	(7)	January 2019	(468,417)	(446,145)	22,272	1,869

	LME Nickel Futures Contract	Short	(6)	February 2019	(383,526)	(383,562)	(36)	(36)
	Total Nickel		(6)		(402,363)	(383,562)	18,801	1,566

	Zinc

	LME Zinc Futures Contract	Long	3	January 2019	189,356	186,188	(3,168)	638

	LME Zinc Futures Contract	Short	(3)	January 2019	(193,106)	(186,188)	6,918	(1,913)

	LME Zinc Futures Contract	Short	(2)	February 2019	(123,762)	(123,775)	(13)	(13)
	Total Zinc		(2)		(127,512)	(123,775)	3,737	(1,288)
	Total Industrial Metals		(18)		(1,177,519)	(1,133,937)	43,582	5,748

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	(7)	March 2019	(131,550)	(131,250)	300	113

	Canola Oil

	ICE Canola Oil Futures Contract	Short	(127)	March 2019	(906,251)	(900,870)	5,381	773

	Rapeseed

	LSEX Rapeseed Futures Contract	Short	(57)	February 2019	(1,197,552)	(1,190,233)	7,319	(5,986)

	Soybean Meal

	CBOT Soybean Meal Futures	Short	(16)	March 2019	(500,140)	(495,840)	4,300	4,960

	Soybean Oil

	CBOT Soybean Oil	Short	(38)	March 2019	(648,846)	(634,980)	13,866	(222)

	Soybeans

	CBOT Soybean Futures Contract	Short	(3)	March 2019	(133,813)	(134,250)	(437)	75

	Wheat

	CBOT KC HRW Wheat Futures Contracts	Short	(10)	March 2019	(247,900)	(244,375)	3,525	3,338

	EOP Mill Wheat Futures Contract	Long	57	March 2019	672,526	663,690	(8,836)	(825)
	Total Wheat		47		424,626	419,315	(5,311)	2,513
	Total Agriculturals		(201)		(3,093,526)	(3,068,108)	25,418	2,226

Investments in Derivatives (continued)

Futures Contracts (continued):

Commodity Group (5)	Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	1	February 2019	$128,330	$128,130	$(200)	$(200)

	TOCOM Gold Futures Contract	Long	2	October 2019	82,323	82,788	465	2
	Total Gold		3		210,653	210,918	265	(198)

	Palladium

	NYMEX Palladium Futures Contract	Long	5	March 2019	567,080	598,600	31,520	6,900

	Platinum

	NYMEX Platinum Futures Contract	Short	(10)	April 2019	(399,050)	(400,300)	(1,250)	(2,100)

	TOCOM Platinum Futures Contract	Short	(13)	October 2019	(171,383)	(168,660)	2,723	10
	Total Platinum		(23)		(570,433)	(568,960)	1,473	(2,090)
	Total Precious Metals		(15)		207,300	240,558	33,258	4,612

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	1	March 2019	23,990	24,160	170	170

	ICE Cocoa Futures Contract	Short	(2)	March 2019	(40,698)	(45,019)	(4,321)	(67)
	Total Cocoa		(1)		(16,708)	(20,859)	(4,151)	103

	Coffee

	ICE Coffee C Futures Contract	Short	(8)	March 2019	(324,113)	(305,550)	18,563	(2,700)

	Cotton

	ICE Cotton No. 2 Futures Contract	Short	(11)	March 2019	(413,275)	(397,100)	16,175	(10)

	Palm Oil

	KLSE Crude Palm Oil Futures Contract	Short	(27)	March 2019	(346,470)	(346,443)	27	66

	Sugar

	ICE Sugar 11 Futures Contract	Short	(19)	March 2019	(266,526)	(255,998)	10,528	7,661
	Total Foods & Fibers		(66)		(1,367,092)	(1,325,950)	41,142	5,120

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	2	March 2019	146,675	146,750	75	(87)

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	(6)	February 2019	(147,290)	(146,340)	950	(780)

	Live Cattle

	CME Live Cattle Futures Contract	Long	6	February 2019	293,110	297,300	4,190	(720)
	Total Livestock		2		292,495	297,710	5,215	(1,587)
	Total Commodity Futures Contracts		(310)		(6,045,889)	(5,967,872)	78,017	(62,106)
	Aggregate Long Commodity Futures Contracts		108		3,698,644
	Aggregate Short Commodity Futures Contracts		(418)		(9,744,533)
	Total Futures Contracts		816		$284,464,445	$284,943,403	$478,958	$(84,997)

Nuveen Gresham Managed Futures Strategy Fund (continued)

Consolidated Portfolio of Investments    December 31, 2018

(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit speeds, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$2,716,623	$—	$2,716,623
U.S. Government and Agency Obligations	—	19,942,281	—	19,942,281
Investments in Derivatives:
Futures Contracts*	478,958	—	—	478,958
Total	$478,958	$22,658,904	$—	$23,137,862
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$22,660,457
Gross unrealized:
Appreciation	564
Depreciation	(2,117)
Net unrealized appreciation (depreciation) of investments	$(1,553)

Tax cost of futures contracts	$478,958
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in Commodity derivatives are held at the Subsidiary level.

N/A	Not applicable

ASX	Australian Stock Exchange

CAC	Cotation Assistée en Continu

CBOE	Chicago Board Options Exchange

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

EOE	European Options Exchange

EOP	Euronext Paris

EUX	Eurex Exchange

FTSE	Financial Times Stock Exchange

ICE	Intercontinental Exchange

INR	Indian Rupee

KC HRW	Kansas City Hard Red Winter

KLSE	Kuala Lumpur Stock Exchange

LME	London Metal Exchange

LSEX	London Stock Exchange

MDX	Mercado Mexicano de Derivados

MGEX	Minneapolis Grain Exchange

MIB	Milano Indice di Borsa

MIL	Milan Stock Exchange

MSCI	Morgan Stanley Capital International

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

NYSE	New York Stock Exchange

OMX	Stockholm Stock Exchange

OSE	Osaka Securities Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

S&P	Standard and Poor’s

SAFEX	South African Futures Exchange

SGX	Singapore Exchange Limited

SFE	Sydney Futures Exchange

TFEX	Thailand Futures Exchange

TOCOM	Tokyo Commodity Exchange

TSX	Toronto Stock Exchange

USD	United States Dollar

WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2019